Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	$ 213,869,031	$ 213,676,475
Increase (decrease) in existing provisions	20,585,539	10,665,841
Provisions used	(30,978,103)	(5,405,068)
Reversal of unused provision	(1,300,906)	(6,378,072)
Increase from adjustment to time value of money	11,338,594	(1,672,021)
Conversion Difference Foreign Currency Exchange	(118,593)	3,122,785
Other Increase (Decrease)	(1,023,313)	(140,909)
Total movements in provisions	(1,496,782)	192,556
Ending balance, provisions	212,372,249	213,869,031
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	14,414,328	16,335,174
Increase (decrease) in existing provisions	11,224,282	6,006,400
Provisions used	(7,178,867)	(1,999,269)
Reversal of unused provision	(1,300,906)	(6,378,072)
Conversion Difference Foreign Currency Exchange	(54,278)	483,048
Other Increase (Decrease)		(32,953)
Total movements in provisions	2,690,231	(1,920,846)
Ending balance, provisions	17,104,559	14,414,328
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	186,716,459	191,867,939
Increase (decrease) in existing provisions	11,059,100	(3,197,115)
Provisions used	(16,548,540)	(2,782,780)
Increase from adjustment to time value of money	11,338,594	(1,672,021)
Conversion Difference Foreign Currency Exchange	(72,347)	2,605,855
Other Increase (Decrease)	(481,429)	(105,419)
Total movements in provisions	5,295,378	(5,151,480)
Ending balance, provisions	192,011,837	186,716,459
Environment Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	12,738,244	5,473,362
Increase (decrease) in existing provisions	(1,697,843)	7,856,556
Provisions used	(7,250,696)	(623,019)
Conversion Difference Foreign Currency Exchange	8,032	33,882
Other Increase (Decrease)	(541,884)	(2,537)
Total movements in provisions	(9,482,391)	7,264,882
Ending balance, provisions	$ 3,255,853	$ 12,738,244